Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Payables and Accruals [Abstract]
Trade accounts payable and trade accruals	$ 18,453	$ 8,186
Other payables and accrued liabilities	1,697	1,607
Accrued payroll taxes related to exercised stock options	1,584	0
Employee related accruals	1,150	539
Accrued sales tax	805	2,182
Accounts payable and accrued liabilities	$ 23,689	$ 12,514